ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

The following table summarizes the components of the Company’s accounts payable and accrued liabilities as of the dates presented:

	March 31,	December 31,
	2024	2023
Trade payable	$166,814	$174,475
Bank overdraft	-	-
Salary payable	308,000	278,000
Accrued interest	65,715	60,669
Other current liabilities	416,953	376,317
	$957,482	$889,461

The following table summarizes the components of the Company’s accounts payable and accrued liabilities as of the dates presented:

	December 31,	December 31,
	2023	2022
Trade payable	$174,475	$48,149
Bank overdraft	-	28
Salary payable	278,000	158,000
Accrued interest	60,669	34,872
Other current liabilities	376,317	142,477
	$889,461	$383,526